PIONEER WORLD EQUITY FUND
                                 60 State Street
                                Boston, MA 02109


                                           November 1, 1996


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer World Equity Fund (the "Fund")
              File Nos. 333-9079 and 811-7733
              CIK No. 0001019290

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment, dated October 31, 1996, and that the text of the Post -Effective Amendment has been filed electronically on October 10, 1996, Accession No. 0001019290-96-000007.

              If you have any questions concerning the foregoing or the attachments, please call the undersigned or Elizabeth Watson collect at (617) 742-7825.

                                           Very truly yours,


                                           /s/Eunice R. Simmons
                                           Eunice R. Simmons
                                           EDGAR Compliance Associate

cc:           Ms. Elizabeth Watson
              Mses. Rajotte/Alves
              Joseph P. Barri, Esq.
              Mark Goshko, Esq.